As filed with the Securities and Exchange Commission on January 5, 2006
                                     Investment Company Act file number 811-3522


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                        DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   October 31

Date of reporting period:  October 31, 2005

ITEM 1: REPORT TO STOCKHOLDERS

--------------------------------------------------------------------------------

DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================

Dear Shareholders:


We are pleased to present the annual report of Daily Tax Free Income Fund, Inc. (the "Fund") for the year ended October 31, 2005.

The Fund had net assets of $379,254,911 and 2,166 active shareholders as of October 31, 2005.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


/s/ Steven W. Duff
------------------
Steven W. Duff
President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED OCTOBER 31, 2005
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 through October 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value    Ending Account Value     Expenses Paid During the
     Class A & Thornburg Shares               5/1/05                   10/31/05                   Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00                 $1,007.50                  $5.11
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00                 $1,020.11                  $5.14
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value    Ending Account Value     Expenses Paid During the
               Class B                        5/1/05                   10/31/05                   Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00                 $1,008.70                  $3.90
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00                 $1,021.32                  $3.92
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value    Ending Account Value     Expenses Paid During the
       First Southwest Shares                 5/1/05                   10/31/05                   Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00                 $1,007.30                  $5.26
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00                 $1,019.96                  $5.30
  expenses)
----------------------------------------------------------------------------------------------------------------------


*    Expenses are equal to the Fund's annualized expense ratios of 1.01%, 0.77%, and 1.04%, for the Class A & Thornburg shares,
     Class B, and First Southwest Shares, respectively, multiplied by the average account value over the period (May 1, 2005 through October 31, 2005), multiplied by 184/365 (to reflect the most recent fiscal half-year).














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005

================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity    Current     Value               Standard
    Amount                                                                        Date     Coupon(b)   (Note 1)    Moody's  & Poor's
    ------                                                                        ----     --------     ------     -------  --------
Put Bonds (c) (2.40%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,400,000   Clipper Tax Exempt Cerificates Trust (Massachusetts Non-AMT)
              Series 2001-4
              Insured by MBIA Insurance Corp.                                   03/19/06     2.30%   $  2,400,000   VMIG-1
  3,170,000   Clipper Tax Exempt Cerificates Trust (Texas Non-AMT)
              Series 2001-3
              Insured by MBIA Insurance Corp.                                   03/19/06     2.30       3,170,000   VMIG-1
  1,000,000   Plaquemines, LA Port Harbor & Terminal District
              (International Marine Terminal Project) - Series 1984B
              LOC KBC Bank N.V.                                                 03/15/06     2.60       1,000,000    P-1       A1
  2,520,000   Pooled Puttable Floating Option Tax Exempt Receipts -
              Series PPT-33
              LOC Merrill Lynch & Company, Inc.                                 12/15/05     2.70       2,520,000              A1
-----------                                                                                          ------------
  9,090,000   Total Put Bonds                                                                           9,090,000
-----------                                                                                          ------------
Tax Exempt Commercial Paper (5.67%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Maryland Health & Higher Educational Facilities Authority RN
              (Johns Hopkins Hospital) - Series B                               12/08/05     2.63%   $  3,000,000    P-1      A1+
  6,000,000   Maryland Health & Higher Educational Facilities Authority RN
              (Johns Hopkins Hospital) - Series C                               12/08/05     2.63       6,000,000    P-1      A1+
 10,000,000   San Antonio, TX Water System - Series 2001A                       01/19/06     2.72      10,000,000    P-1      A1+
  2,500,000   Sunshine State Government Finance Commission RB - Series H
              (City of Orlando Program)                                         12/07/05     2.72       2,500,000    P-1      A1+
-----------                                                                                          ------------
 21,500,000   Total Tax Exempt Commercial Paper                                                        21,500,000
-----------                                                                                          ------------
Tax Exempt General Obligation Notes & Bonds (10.37%)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,000,000   Carmel, IN Waterworks BAN                                         02/16/06     2.47%   $  7,000,000    MIG-1
  1,705,000   Clark County, OH BAN (d)                                          05/11/06     3.00       1,706,906
  1,500,000   Dublin City, Everest Area School District, WI (d)                 08/28/06     2.95       1,503,582
  3,000,000   Delavan Darien, WI School District TRAN (d)                       08/25/06     3.75       3,015,851
  1,000,000   East Troy, WI Community School District (d)                       10/05/06     3.05       1,000,442
  1,055,000   Fairborn, OH Tax Increment Revenue
              (Commerce Boulevard Extension)
              LOC US Bank N.A.                                                  09/14/06     4.00       1,064,158   VMIG-1    A1+
  1,250,000   Florence County, WI School District TRAN (d)                      10/27/06     3.23       1,250,831
  1,700,000   Greendale School District, WI TRPN (d)                            09/22/06     2.98       1,701,751



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity    Current     Value               Standard
    Amount                                                                        Date     Coupon(b)   (Note 1)    Moody's  & Poor's
    ------                                                                        ----     --------     ------     -------  --------
Tax Exempt General Obligation Notes & Bonds (continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,680,000   Joint School District #2, Village of Marshall, Towns of Cottage Grove
              Deerfield, Medina, Sun Prairie & York, WI (d)                     09/08/06     3.10%   $  1,680,689
  1,800,000   Mount Horeb, WI Area School District TRAN (d)                     10/30/06     3.15       1,801,731
  1,650,000   Muskingum County, OH (Bartlett Run) BAN(d)                        07/18/06     4.00       1,663,314
  1,300,000   Shorewood, WI School District  TRAN (d)                           10/20/06     3.05       1,300,602
  2,000,000   Sturgeon Bay, WI  School District  (d)                            10/25/06     3.15       2,000,944
  1,020,000   Tomahawk, WI School District TRAN (d)                             10/19/06     3.25       1,020,853
  7,599,978   Unified School District of Wyandotte County, Kansas City, KS
              Municipal Temporary Notes - Series 2004 - VIII (d)                11/01/05     1.95       7,599,978
  4,000,000   Waunakee, WI Community Scool District TRAN (d)                    10/10/06     3.00       4,001,814
-----------                                                                                          ------------
 39,259,978   Total Tax Exempt General Obligation Notes & Bonds                                        39,313,446
-----------                                                                                          ------------
Variable Rate Demand Instruments (e) (75.48%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   ABN Amro Munitops Certificates Trust
              (Arizona Non- AMT) Single Asset - Series 2005-54
              Insured by FGIC                                                   07/01/13     2.74%   $  5,000,000    Aaa      AAA
  3,000,000   ABN Amro Munitops Certificates Trust
              (Colorado Non- AMT) Single Asset - Series 2005-14
              Insured by FGIC                                                   06/01/13     2.74       3,000,000    Aaa      AAA
  1,000,000   Bradford County, FL Health Facilities Authority, Health Facilities RB
              (Shands Teaching Hospital & Clinics Project) - Series 1996B
              Insured by MBIA Insurance Corporation                             12/01/26     2.58       1,000,000   VMIG-1    A1+
 10,230,000   Chicago, IL Wastewater Transmission Second Lien RB - Series 2004A
              Insured by MBIA Insurance Corporation                             01/01/39     2.78      10,230,000   VMIG-1    A1+
  1,000,000   City of Hills, IA Healthcare RB (Mercy Hospital Project) - Series 2002
              LOC US Bank N. A.                                                 08/01/32     2.73       1,000,000   VMIG-1
  3,000,000   City of Wilmington, DE (Delaware Art Museum, Inc. Project) RB -
              Series 2003
              LOC Allied Irish Bank                                             10/01/37     2.75       3,000,000   VMIG-1
  5,000,000   Cohasset, MN RB (Minnesota Power & Light Co. Project) -
              Series 1997A
              LOC LaSalle Bank, N.A.                                            06/01/20     2.73       5,000,000             A1+
  6,000,000   Collier County, FL Educational Facilities Authority
              (International College Project) - Series 2004
              LOC Fifth Third Bank                                              04/01/28     2.70       6,000,000             A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (CONTINUED)

================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity    Current     Value               Standard
    Amount                                                                        Date     Coupon(b)   (Note 1)    Moody's  & Poor's
    ------                                                                        ----     --------     ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,400,000   Collier County, FL Health Facilities Authority HRB
              (Cleveland Clinic Health System, OH) - Series 2003C-1
              LOC JPMorgan Chase Bank, N.A.                                     01/01/35     2.72%   $  1,400,000   VMIG-1    A1+
  2,000,000   Collier County, FL IDA Health Care Facilities RB
              (NCH Health Care Systems, Inc. ) - Series 2002
              LOC Fifth Third Bank                                              11/01/22     2.70       2,000,000             A1+
  2,000,000   Colorado Health Facilities Authority (Catholic Health Initiatives) -
              Series 2004B-4                                                    03/01/23     2.70       2,000,000   VMIG-1    A1+
  2,000,000   Connecticut State Second Lien
              Special Tax Obligation Bonds - Series 1
              Insured by FSA                                                    12/01/10     2.67       2,000,000    P-1      A1+
  2,200,000   Connecticut State Development Authority Health Care RB
              (Independent Living Project)
              LOC JPMorgan Chase Bank, N.A.                                     07/01/15     2.67       2,200,000   VMIG-1
  8,000,000   Cook County, IL Capital Improvement GO Bonds - Series 2004 E      11/01/33     2.77       8,000,000   VMIG-1    A1+
  7,200,000   Cuyahoga County, OH HRB (The Metrohealth System Project) -
              Series 2003
              LOC Key Bank, N.A.                                                03/01/33     2.74       7,200,000   VMIG-1
  2,500,000   Dade County, FL RB (Water and Sewer System) - Series 1994
              Insured by FGIC                                                   10/05/22     2.68       2,500,000   VMIG-1    A1+
  2,000,000   Dutchess County, NY IDA Civic Facilities RB
              (Marist College Civic Facility) - Series 2005A
              LOC The Bank of New York                                          07/01/35     2.69       2,000,000             A1+
    100,000   Fairfax County, VA IDA (Fairfax Hospital System, Inc.) RB
              Series 1988D                                                      10/01/25     2.63         100,000   VMIG-1    A1+
  1,925,000   Franklin County, OH RB
              (The Villas at Saint Therese Project) - Series 1997F
              LOC Fifth Third Bank                                              10/01/22     2.77       1,925,000   VMIG-1    A1+
  1,000,000   Greensboro, NC Public Improvement - Series 1994B                  04/01/14     2.70       1,000,000   VMIG-1    A1+
  7,000,000   Illinois Development Finance Authority
              (North Park University Project )
              LOC JPMorgan Chase Bank, N.A.                                     07/01/35     2.73       7,000,000             A1+
  3,400,000   Illinois Development Finance Authority RB
              (Glenwood School For Boys)
              LOC Harris Trust & Savings Bank                                   02/01/33     2.75       3,400,000             A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity    Current     Value               Standard
    Amount                                                                        Date     Coupon(b)   (Note 1)    Moody's  & Poor's
    ------                                                                        ----     --------     ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,200,000   Indiana State Educational Facilities Authority RB
              (Depauw University Project) - Series 2002
              LOC Northern Trust Company                                        07/01/32     2.73%   $  1,200,000   VMIG-1
  3,400,000   Indiana State Educational Facilities Authority RB
              (Depauw University Project) - Series 2003
              LOC Northern Trust Company                                        07/01/18     2.73       3,400,000   VMIG-1
  3,100,000   Iowa Higher Education Loan Authority RB (Loras College Project) -
              Series 2000
              LOC LaSalle Bank, N.A.                                            11/01/30     2.73       3,100,000              A1
  3,000,000   Jackson County, MI EDC (Thrifty Leoni)
              LOC Fifth Third Bank                                              12/01/14     2.70       3,000,000   VMIG-1     A1+
  6,500,000   Jacksonville, FL Capital Project RB - Series 1997-2
              Insured by AMBAC Assurance Corporation                            10/01/22     2.68       6,500,000              A1+
  6,100,000   Jacksonville, FL Capital Project RB - Series 2002-1
              Insured by FGIC                                                   10/01/34     2.68       6,100,000              A1+
  2,400,000   Jacksonville, FL University of FL (Health Science Center) - Series 1989
              LOC Bank of America, N.A.                                         07/01/19     2.73       2,400,000   VMIG-1
  2,500,000   Lakeview, MI School District
              (School Building & Site Bonds) - Series 2002B                     05/01/32     2.67       2,500,000              A1+
  2,500,000   Latrobe, PA IDA RB (Diocese of Greensburg) - Series 2003
              LOC Allied Irish Bank                                             06/01/33     2.70       2,500,000   VMIG-1
  3,000,000   Lexington-Fayette Urban County, KY Government Industrial Building
              RB (Roman Catholic Diocese) - Series 2005A
              LOC Fifth Third Bank                                              10/01/32     2.72       3,000,000   VMIG-1     A1+
  1,750,000   Lowell, MI Area School District GO - Series 2004 (d)              05/01/29     2.72       1,750,000
  4,900,000   Lubbock, TX Educational Facilities Authority
              (Lubbock Christian University)
              LOC Allied Irish Bank                                             05/01/29     2.78       4,900,000   VMIG-1
  4,900,000   Marshall County, WV PCRB (Ohio Power Company Project) - Series E
              LOC Royal Bank of Scotland                                        06/01/22     2.72       4,900,000   VMIG-1     A1+
 15,000,000   Massachusetts State HEFA (Harvard University) - Series BB         02/01/34     2.37      15,000,000   VMIG-1     A1+
  8,290,000   Massachusetts State HEFA Massachusetts Institute of Technology -
              Series J-1                                                        07/01/31     2.66       8,290,000   VMIG-1     A1+
  2,300,000   Massachusetts Water Resource Authority
              Multi-Modal Subordinated GRB - Series 2001B
              Insured by FGIC                                                   08/01/31     2.60       2,300,000   VMIG-1     A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (CONTINUED)

================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity    Current     Value               Standard
    Amount                                                                        Date     Coupon(b)   (Note 1)    Moody's  & Poor's
    ------                                                                        ----     --------     ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Michigan State Strategic Fund (Detroit Symphony) - Series A
              LOC LaSalle Bank Midwest, N.A.                                    06/01/31     2.73%   $  1,000,000              A1
  1,190,000   Minnesota State HEFA RB (St. Olaf College) - Series 5-M1
              LOC Harris Trust & Savings Bank                                   10/01/32     2.73       1,190,000   VMIG-1
  1,025,000   Minnesota State HEFA RB (St. Olaf College) - Series 5-M2
              LOC Harris Trust & Savings Bank                                   10/01/20     2.73       1,025,000   VMIG-1
  2,500,000   Minnesota State HEFA  (College of St. Scholastica) - Series  6A
              LOC M&I Marshall and Ilsley Bank                                  12/01/34     2.73       2,500,000   VMIG-1
  1,445,000   Missouri State HEFA  (St. Francis Medical Center) - Series A
              LOC Bank of America,N.A.                                          06/01/26     2.73       1,445,000              A1+
  3,350,000   Montgomery County, MD EDC RB
              (Brooke Grove Foundations, Inc. Facilities) - Series 1995
              LOC Manufacturers and Traders Trust Company                       01/01/16     2.65       3,350,000              A1
  7,970,000   Municipal Electric Authority of Georgia
              (Project One Bonds) - Series 1994E
              Insured by FSA                                                    01/01/26     2.73       7,970,000   VMIG-1     A1+
  3,100,000   New Britain, CT GO - Series 2000B
              Insured by AMBAC Assurance Corporation                            04/01/20     2.70       3,100,000    Aaa       AAA
  3,000,000   New Jersey  State COPs (Office of Public Finance)
              Insured by AMBAC Assurance Corporation                            06/15/16     2.78       3,000,000   VMIG-1
  4,500,000   New Ulm, MN Hospital Facility RB
              (Health Center System Project) - Series 1985
              LOC Wells Fargo Bank, N.A                                         08/01/14     2.65       4,500,000              A1+
  1,585,000   New York City, NY GO - Series A-5
              LOC KBC Bank                                                      08/01/16     2.65       1,585,000   VMIG-1     A1
  5,545,000   New York City, NY GO - Sub-Series A-6
              LOC Landesbank Hessen - Thuringen Girozentrale                    08/01/19     2.67       5,545,000   VMIG-1     A1+
  3,000,000   New York City, NY Residential RB
              (East 17th Street Properties) - Series A
              LOC Rabobank Nederland                                            01/01/23     2.72       3,000,000              A1
  5,000,000   New York State HFA  RB (10 Barclay Street) - Series A
              Collateralized by Federal National Mortgage Association           11/15/37     2.75       5,000,000   VMIG-1
  2,000,000   Orlando & Orange County, FL Expressway Authority RB -
              Series 2003 C-1
              Insured by FSA                                                    07/01/25     2.68       2,000,000   VMIG-1     A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity    Current     Value               Standard
    Amount                                                                        Date     Coupon(b)   (Note 1)    Moody's  & Poor's
    ------                                                                        ----     --------     ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Orlando Utilities Commission, FL Water & Electric RB -
              Series 2002B                                                      10/01/22     2.70%   $  3,000,000   VMIG-1     A1+
  3,900,000   Palm Beach County, FL RB
              (Raymond F. Kravits Center for the Performing Arts) - Series 2002
              LOC Northern Trust Company                                        07/01/32     2.65       3,900,000   VMIG-1
  7,350,000   Phoenix, AZ IDA MHRB
              (Bell Square Apartments Project) - Series 1995
              LOC Bank of America, N.A.                                         06/01/25     2.76       7,350,000              A1+
  3,500,000   Phoenix, AZ IDA MHRB
              (Paradise Lake Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                          07/01/25     2.76       3,500,000              A1+
  5,000,000   Piedmont, SC Municipal Power Agency
              Electric Revenue - Series 1997B
              Insured by MBIA Insurance Corporation                             01/01/19     2.73       5,000,000   VMIG-1     A1+
  5,000,000   Port Orange, FL RB (Palmer College) - Series 2002
              LOC LaSalle Bank, N.A.                                            10/01/32     2.72       5,000,000              A1
    950,000   Richmond, VA Capital Regional Airport Commission
              (Richmond International Airport) - Series 1995B
              Insured by AMBAC Assurance Corporation                            07/01/25     2.70         950,000   VMIG-1     A1+
  2,900,000   ROCS II - R Trust Series 7017 (State of Oregon Department of
              Administrative Services COPs, 2005 - Series B)
              Insured by FGIC                                                   11/01/23     2.74       2,900,000   VMIG-1
  2,900,000   Salina, KS (Dillards Project)
              LOC Bank of America,N.A.                                          12/01/14     2.90       2,900,000   VMIG-1     A1+
  7,500,000   Savannah, GA EDA RB (Savannah Country Day School) - Series 2004
              LOC Suntrust Bank                                                 09/01/29     2.70       7,500,000   VMIG-1
  1,660,000   St. Cloud, MN Commercial Development (Kelly Inn Project) (d)
              LOC First Bank of South Dakota                                    04/01/13     2.85       1,660,000
  6,325,000   St. Lucie County, FL PCRB (Florida Power and Light Co. Project)   09/01/28     2.74       6,325,000   VMIG-1     A1+
  3,000,000   St. Paul Minnesota Port Authority RB
              (Minnesota Public Radio Project) - Series 2005- 7
              LOC Allied Irish Bank                                             05/01/25     2.73       3,000,000   VMIG-1
    500,000   Suffolk, VA Redevelopment and Housing Authority
              (Oak Spring Apartments LLC)
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/19     2.71         500,000   VMIG-1



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (CONTINUED)

================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity    Current     Value               Standard
    Amount                                                                        Date     Coupon(b)   (Note 1)    Moody's  & Poor's
    ------                                                                        ----     --------     ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Sunshine State Government Financing Commission
              RB - Series 1986
              Insured by AMBAC Assurance Corporation                            07/01/16     2.69%   $  2,000,000   VMIG-1
  1,000,000   Tampa, FL Health Care Facilities RB
              (Lifelink Foundation Inc. Project)  - Series 1997
              LOC Suntrust Bank                                                 08/01/22     2.70       1,000,000   VMIG-1     A1+
  2,520,000   TICs/TOCs Munimae Trust - Series 2002-1M
              (National Non-AMT) TOCs
              Insured by MBIA Insurance Corp.                                   10/01/40     2.75       2,520,000              A1+
  2,500,000   TOCs (TICs/TOCs Trust Series 2001-2) (Commonwealth of
              Puerto Rico Public Improvement Bonds of 2001 Series A)
              Insured by FSA                                                    07/01/27     2.71       2,500,000              A1+
  1,765,000   Tulsa, OK IDA (Indian Health Care Resources Center of Tulsa)
              LOC JPMorgan Chase Bank, N.A.                                     06/01/14     2.83       1,765,000   VMIG-1     A1+
    900,000   University of Kansas Hospital Authority RB (KU Health System) -
              Series 2004
              LOC Harris Trust & Savings Bank                                   09/01/34     2.73         900,000              A1+
  5,000,000   University of Pittsburgh of the Commonwealth System of
              Higher Education (University Capital Project) - Series 2002-A     09/15/12     2.78       5,000,000   VMIG-1     A1+
  2,650,000   University of Pittsburgh of the Commonwealth System of
              Higher Education (University Capital Project) - Series 2005-A     09/15/39     2.78       2,650,000   VMIG-1     A1+
  4,100,000   University of Southern Indiana (Student Fee) - Series G
              LOC Bank One                                                      10/01/19     2.76       4,100,000   VMIG-1     A1
  4,000,000   University of Toledo, OH Receipts Bonds - Series 2002
              Insured by FGIC                                                   06/01/32     2.73       4,000,000   VMIG-1     A1
  3,900,000   Utah State Building Ownership Authority lease RB - Series 2001-C
              LOC Landesbank Hessen - Thuringen Girozentrale                    05/15/22     2.78       3,900,000   VMIG-1     A1+
    925,000   Virginia College Building Authority
              (University of Richmond Project) - Series 1996                    11/01/26     2.70         925,000   VMIG-1
  3,000,000   Vancouver, WA Housing Authority
              (Village Park Apartments) - Series 2000
              LOC US Bank, N.A.                                                 11/02/05     2.74       3,000,000              A1
  1,500,000   Washington State Public Power Supply System
              (Nuclear Project #1) - Series 1993 1A-1
              LOC Bank of America, N.A.                                         07/01/17     2.70       1,500,000   VMIG-1     A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity    Current     Value               Standard
    Amount                                                                        Date     Coupon(b)   (Note 1)    Moody's  & Poor's
    ------                                                                        ----     --------     ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Woodhaven Brownstown School District, MI
              (School Building & Site Bonds) - Series 2004B                     05/01/34     2.70%   $  3,000,000             A1+
-----------                                                                                          ------------
286,250,000   Total Variable Rate Demand Instruments                                                  286,250,000
-----------                                                                                          ------------
Variable Rate Demand Instruments - Participation Note (e) (0.00%)
------------------------------------------------------------------------------------------------------------------------------------
$    22,240   The Woodlands Fire Dept., Inc. Tax Exempt Loan
              LOC JPMorgan Chase Bank, N.A.                                     06/30/06     3.71%   $     22,240    P-1      A1+
-----------                                                                                          ------------
     22,240   Total Variable Rate Demand Instruments - Participation Note                                  22,240
-----------                                                                                          ------------
Variable Rate Demand Instruments - Private Placements (e) (5.76%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,439,000   Anaheim, CA MHRB (West Anaheim Royale Project) - Series 1985C
              LOC Union Bank of California                                      12/01/15     4.05%   $  3,439,000    P-1      A1
  2,349,000   Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                      12/01/15     4.05       2,349,000    P-1      A1
  3,418,000   Culver City, CA RDRB (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                                      12/01/15     4.05       3,418,000    P-1      A1
  1,500,000   Harford County, MD EDRB
              (Harrigan Roller Company, Inc. Project) - Series 1984
              LOC Dresdner Bank, A.G.                                           12/28/14     4.05       1,500,000    P-1      A1
  4,155,000   Howard County, MD RB
              (The Bluffs & Hawthorne Apartment Facility) - Series 1995
              LOC Manufacturers & Traders Trust Company                         12/01/20     2.70       4,155,000    P-1      A1
  1,928,500   West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985
              LOC Bank of America, N.A.                                         07/01/15     4.39       1,928,500    P-1      A1+
  2,000,000   Wood Dale, IL IDRB
              (Bohler Brothers of America, Inc. Project) - Series 1985
              LOC Creditanstalt-Bankverein                                      06/01/10     4.05       2,000,000    P-1      A2
  3,060,000   York County IDA RB
              (York Outlet Mall Limited Partnership Project) - Series 1987
              LOC Manufacturers & Traders Trust Company                         12/01/14     2.70       3,060,000    P-1      A1
-----------                                                                                          ------------
 21,849,500   Total Variable Rate Demand Instruments - Private Placements                              21,849,500
-----------                                                                                          ------------
              Total Investments (99.68%) (cost $378,025,186+)                                         378,025,186
              Cash and other assets, net of liabilities (0.32%)                                         1,229,725
                                                                                                     ------------
              Net Assets (100.00%)                                                                   $379,254,911
                                                                                                     ============

              +   Aggregate cost for federal income tax purposes is identical.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONCLUDED)
OCTOBER 31, 2005

================================================================================

FOOTNOTES:
(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated for the put bonds is the next put date.

(d) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:
      BAN      =    Bond Anticipation Note                         IDA      =    Industrial Development Authority
      COPS     =    Certificates of Participation                  IDRB     =    Industrial Development Revenue Bond
      EDA      =    Economic Development Authority                 LOC      =    Letter of Credit
      EDC      =    Economic Development Corporation               MHRB     =    Multi-Family Housing Revenue Bond
      EDRB     =    Economic Development Revenue Bond              PCRB     =    Pollution Control Revenue Bond
      FGIC     =    Financial Guaranty Insurance Company           RB       =    Revenue Bond
      FSA      =    Financial Security Assurance                   RDRB     =    Residential Development Revenue Bond
      GO       =    General Obligation                             RN       =    Revenue Notes
      GRB      =    General Revenue Bond                           TICs     =    Trust Inverse Certificates
      HEFA     =    Health and Education Facilities Authority      TOCs     =    Tender Option Certificates
      HFA      =    Housing Finance Authority                      TRAN     =    Tax and Revenue Anticipation Note
      HRB      =    Hospital Revenue Bond                          TRPN     =    Tax and Revenue Promissory Notes






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
OCTOBER 31, 2005

================================================================================

------------------------- ---------------------------- -------------------------------
         States                      Value                     % of Portfolio
------------------------- ---------------------------- -------------------------------
Arizona                           $  15,850,000                      4.19%
California                            9,206,000                      2.44
Colorado                              5,000,000                      1.32
Connecticut                           7,300,000                      1.93
Delaware                              3,000,000                      0.79
Florida                              53,625,000                     14.19
Georgia                              15,470,000                      4.09
Illinois                             30,630,000                      8.10
Indiana                              15,700,000                      4.15
Iowa                                  4,100,000                      1.08
Kansas                               11,399,978                      3.02
Kentucky                              3,000,000                      0.79
Louisiana                             1,000,000                      0.27
Maryland                             18,005,000                      4.76
Massachusetts                        25,590,000                      6.77
Michigan                             11,250,000                      2.98
Minnesota                            18,875,000                      4.99
Missouri                              1,445,000                      0.38
New Jersey                            3,000,000                      0.79
New York                             17,130,000                      4.53
North Carolina                        1,000,000                      0.27
Ohio                                 17,559,378                      4.65
Oklahoma                              1,765,000                      0.47
Oregon                                2,900,000                      0.77
Pennsylvania                         13,210,000                      3.49
Puerto Rico                           2,500,000                      0.66
South Carolina                        5,000,000                      1.32
Texas                                14,922,240                      3.95
Utah                                  5,828,500                      1.54
Virginia                              2,475,000                      0.66
Washington                            4,500,000                      1.19
West Virginia                         4,900,000                      1.30
Wisconsin                            20,279,090                      5.36
Other Territories                    10,610,000                      2.81
------------------------- ---------------------------- -------------------------------
Total                             $ 378,025,186                    100.00%
------------------------- ---------------------------- -------------------------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2005

================================================================================

ASSETS
   Investments in securities, at amortized cost (Note 1)......................             $   378,025,186
   Cash.......................................................................                     251,673
   Accrued interest receivable................................................                   1,347,750
   Prepaid expenses...........................................................                      31,266
                                                                                           ---------------
         Total assets.........................................................                 379,655,875
                                                                                           ---------------
LIABILITIES
   Payable to affiliates*.....................................................                     181,971
   Accrued expenses...........................................................                      27,937
   Dividends payable..........................................................                     191,056
                                                                                           ---------------
         Total liabilities....................................................                     400,964
                                                                                           ---------------
   Net assets.................................................................             $   379,254,911
                                                                                           ===============
SOURCE OF NET ASSETS
   Net capital paid in on shares of capital stock (Note 3)....................             $   379,269,378
   Accumulated net realized loss..............................................                     (14,467)
                                                                                           ---------------
   Net assets.................................................................             $   379,254,911
                                                                                           ===============
   Net asset value, per share (Note 3):
     Class A shares, ($112,115,191 applicable to 112,168,870 shares outstanding)                $     1.00
                                                                                                ==========
     Class B shares, ($189,986,154 applicable to 190,077,116 shares outstanding)                $     1.00
                                                                                                ==========
     Thornburg shares, ($10,420,338 applicable to 10,425,327 shares outstanding)                $     1.00
                                                                                                ==========
     First Southwest shares, ($66,733,228 applicable to 66,765,178 shares outstanding)          $     1.00
                                                                                                ==========

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.









--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2005

================================================================================

INVESTMENT INCOME
Income:
    Interest................................................................................  $   7,406,393
                                                                                              -------------
Expenses: (Note 2)
    Investment management fee...............................................................      1,102,591
    Administration fee......................................................................        712,444
    Distribution fee (First Southwest shares)...............................................        113,799
    Shareholder servicing fee (Class A shares)..............................................        238,202
    Shareholder servicing fee (Thornburg shares)............................................         21,188
    Shareholder servicing fee (First Southwest shares)......................................        113,799
    Custodian expenses......................................................................         14,319
    Shareholder servicing and related shareholder expenses+.................................        204,626
    Legal, compliance and filing fees.......................................................        369,227
    Audit and accounting....................................................................        119,305
    Directors' fees and expenses............................................................         32,902
    Other Expenses..........................................................................         17,241
                                                                                              -------------
      Total expenses........................................................................      3,059,643
      Less:   Expense paid indirectly.......................................................         (7,523)
              Fees waived...................................................................        (77,384)
                                                                                              -------------
      Net expenses..........................................................................      2,974,736
                                                                                              -------------
Net investment income.......................................................................      4,431,657


REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments............................................................         10,676
                                                                                              -------------
Increase in net assets from operations......................................................  $   4,442,333
                                                                                              =============

+ Includes class specific transfer agency expenses of $47,650, $113,990 and $4,238 for Class A, Class B and Thornburg shares, respectively.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 2005 AND 2004

================================================================================

                                                                             2005                      2004
                                                                       ----------------         ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................     $      4,431,657         $        1,457,991
    Net realized gain (loss) on investments.......................               10,676                   -0-
                                                                       ----------------         ------------------
    Increase in net assets from operations........................            4,442,333                  1,457,991
Dividends to shareholders from net investment income: *
    Class A shares................................................           (1,114,137)                  (231,039)
    Class B shares................................................           (2,668,882)                (1,111,730)
    Thornburg shares..............................................             (101,858)                   (22,677)
    First Southwest shares........................................             (546,780)                   (92,545)
Capital share transactions (Note 3):
    Class A shares................................................            2,994,097                   (799,871)
    Class B shares................................................          (33,770,996)               (51,960,856)
    Thornburg shares..............................................            1,208,020                 (2,359,240)
    First Southwest shares........................................           23,907,949                  6,149,625
                                                                       ----------------         ------------------
        Total increase (decrease).................................           (5,650,254)               (48,970,342)
Net assets:
    Beginning of year.............................................          384,905,165                433,875,507
                                                                       ----------------         ------------------
    End of year...................................................     $    379,254,911         $      384,905,165
                                                                       ================         ==================
    Undistributed net investment income...........................     $       -0-              $         -0-
                                                                       ================         ==================




*   Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies

Daily Tax Free Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Thornburg shares and First Southwest Tax Free Income Fund shares (First Southwest shares). The Class A shares, Thornburg shares and First Southwest shares are subject to a service fee pursuant to Shareholder Servicing Agreements. The First Southwest shares are subject to an additional fee pursuant to a Distribution Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and certain administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees, servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. First Southwest shares commenced on August 5, 2002. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (the "Manager") at an annual rate of ..325% of the Fund's average daily net assets up to $750 million plus .30% of such assets in excess of $750 million.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets up to $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, the Thornburg shares and the First Southwest shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a service fee equal to .25% of the Fund's average daily net assets with respect only to the Class A, the Thornburg shares and the First Southwest shares. In addition, for its services under the Distribution Agreement, the Distributor receives from the First Southwest Class of shares, a distribution fee equal to .25% of the Class's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the year ended October 31, 2005, the Distributor voluntarily waived the following fees:

Distribution fees - First Southwest shares                   $   77,384
                                                             ==========
The Distributor has no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $750 per meeting attended (there are five scheduled Board meetings each year). In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves. Effective January 1, 2005, Directors who are unaffiliated with the Manager will receive from the Fund
$6,000 per annum plus a fee of $850 for each Board of Directors meeting attended, and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. Effective January 1, 2006, the Lead Independent Director will receive an additional annual fee of $8,000 and the Deputy Lead
Director will receive an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $146,943 paid to Reich & Tang Services, Inc., ("the Transfer Agent"), an affiliate of the Manager as servicing agent for the Fund. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and B shares of the Fund. For the year ended October 31, 2005 these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Class A, B and Thornburg shares of the Fund.

For the year ended October 31, 2005, the breakdown of expenses paid indirectly by the Fund were as follows:

Custodian expenses                                           $    6,840
Shareholder servicing and related shareholder expenses              683
                                                             ----------
     Total                                                   $    7,523
                                                             ==========


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

3. Capital Stock
At October 31, 2005, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions, all at $1.00 per share, were as follows:

                                                      Year                               Year
                                                      Ended                              Ended
Class A shares                                  October 31, 2005                    October 31, 2004
--------------                                  ----------------                    ----------------
Sold......................................          398,308,622                         422,872,612
Issued on reinvestment of dividends.......              971,869                             180,404
Redeemed..................................         (396,286,394)                       (423,852,887)
                                                 --------------                      --------------
Net increase (decrease)...................            2,994,097                            (799,871)
                                                 ==============                      ==============

Class B shares
--------------
Sold......................................          775,692,462                        787,356,478
Issued on reinvestment of dividends.......            2,073,588                            838,450
Redeemed..................................         (811,537,046)                      (840,155,784)
                                                 --------------                      --------------
Net increase (decrease)...................          (33,770,996)                       (51,960,856)
                                                 ==============                      ==============

Thornburg shares
----------------
Sold......................................           15,912,301                          9,742,939
Issued on reinvestment of dividends.......               97,368                             20,621
Redeemed..................................          (14,801,649)                       (12,122,800)
                                                 --------------                      --------------
Net increase (decrease)...................            1,208,020                         (2,359,240)
                                                 ==============                      ==============

First Southwest shares
----------------------
Sold......................................          239,668,492                        184,014,497
Issued on reinvestment of dividends.......              546,554                             92,346
Redeemed..................................         (216,307,097)                      (177,957,218)
                                                 --------------                      --------------
Net increase (decrease)...................           23,907,949                          6,149,625
                                                 ==============                      ==============

4. Tax Information

The tax character of all dividends paid during the years ended October 31, 2005 and 2004 were tax exempt income.

During the year ended October 31, 2005, the Fund utilized $10,676 of its capital loss carry forwards.

At October 31, 2005, the Fund had unused capital loss carry forwards of $14,467, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains, such losses expire in varying amounts through October 31, 2010.

At October 31, 2005, the Fund had no distributable earnings.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights

                                                                           Year Ended October 31,
                                                       ------------------------------------------------------------
Class A shares                                           2005         2004         2003         2002         2001
--------------                                         --------     --------     --------     --------     --------

Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..............       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
Income from investment operations:                     --------     --------     --------     --------     --------
   Net investment income........................         0.012        0.002        0.002        0.007        0.025
   Net realized and unrealized gain (loss)
      on investments............................         0.000         --          0.000        0.000        0.000
                                                       --------     --------     --------     --------     --------
   Total from investment operations.............         0.012        0.002        0.002        0.007        0.025
Less distributions:                                    --------     --------     --------     --------     --------
   Dividends from net investment income.........        (0.012)      (0.002)      (0.002)      (0.007)      (0.025)
   Net realized gains on investments............          --           --           --           --           --
                                                       --------     --------     --------     --------     --------
   Total distributions..........................        (0.012)      (0.002)      (0.002)      (0.007)      (0.025)
                                                       --------     --------     --------     --------     --------
Net asset value, end of year....................       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                       ========     ========     ========     ========     ========
Total Return....................................         1.19%        0.22%        0.25%        0.73%        2.58%
Ratios/Supplemental Data
Net assets, end of year (000's).................       $ 112,115    $ 109,120    $109,926     $128,709     $ 146,799
Ratios to average net assets:
   Expenses, net of fees waived (b).............         1.01%        1.00%        1.00%        0.97%        0.92%
   Net investment income........................         1.17%        0.22%        0.25%        0.73%        2.60%
   Expenses paid indirectly.....................         0.00%        0.00%        0.00%        0.00%        0.00%
   Shareholder servicing fees waived............         0.00%        0.02%        0.04%        0.00%        0.00%


   (b) Includes expense paid indirectly.










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights (Continued)

                                                                           Year Ended October 31,
                                                       ------------------------------------------------------------
Class B shares                                           2005         2004         2003         2002         2001
--------------                                         --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..............       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
Income from investment operations:                     --------     --------     --------     --------     --------
   Net investment income........................         0.014        0.005        0.005        0.010        0.028
   Net realized and unrealized gain (loss)
      on investments............................         0.000         --          0.000        0.000        0.000
                                                       --------     --------     --------     --------     --------
   Total from investment operations.............         0.014        0.005        0.005        0.010        0.028
Less distributions:                                    --------     --------     --------     --------     --------
   Dividends from net investment income.........        (0.014)      (0.005)      (0.005)      (0.010)      (0.028)
   Net realized gains on investments............          --           --           --           --           --
                                                       --------     --------     --------     --------     --------
   Total distribution...........................        (0.014)      (0.005)      (0.005)      (0.010)      (0.028)
                                                       --------     --------     --------     --------     --------
Net asset value, end of year....................       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                       ========     ========     ========     ========     ========
Total Return....................................         1.44%        0.47%        0.49%        1.05%        2.85%
Ratios/Supplemental Data
Net assets, end of year (000's).................       $ 189,986    $ 223,736    $ 275,687    $ 262,311    $ 406,013
Ratios to average net assets:
   Expenses (b).................................         0.77%        0.75%        0.75%        0.66%        0.65%
   Net investment income........................         1.40%        0.46%        0.49%        1.05%        2.86%
   Expenses paid indirectly.....................         0.00%        0.00%        0.00%        0.00%        0.00%


   (b) Includes expenses paid indirectly.











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights (Continued)

                                                                           Year Ended October 31,
                                                       ------------------------------------------------------------
Thornburg shares                                         2005         2004         2003         2002         2001
----------------                                       --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..............       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
Income from investment operations:                     --------     --------     --------     --------     --------
   Net investment income........................         0.012        0.002        0.002        0.007        0.025
   Net realized and unrealized gain (loss)
      on investments............................          --           --          0.000        0.000        0.000
                                                       --------     --------     --------     --------     --------
   Total from investment operations.............         0.012        0.002        0.002        0.007        0.025
Less distributions:                                    --------     --------     --------     --------     --------
   Dividends from net investment income.........        (0.012)      (0.002)      (0.002)      (0.007)      (0.025)
   Net realized gains on investments............          --           --           --           --           --
                                                       --------     --------     --------     --------     --------
   Total distribution...........................        (0.012)      (0.002)      (0.002)      (0.007)      (0.025)
                                                       --------     --------     --------     --------     --------
Net asset value, end of year....................       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                       ========     ========     ========     ========     ========
Total Return....................................         1.19%        0.22%        0.25%        0.73%        2.58%
Ratios/Supplemental Data
Net assets, end of year (000's).................       $ 10,420     $ 9,213      $ 11,572     $ 8,277      $ 4,039
Ratios to average net assets:
   Expenses, net of fees waived (b).............         1.01%        1.00%        1.00%        0.97%        0.92%
   Net investment income........................         1.17%        0.22%        0.25%        0.73%        2.60%
   Expenses paid indirectly.....................         0.00%        0.00%        0.00%        0.00%        0.00%
   Shareholder servicing fees waived............         0.00%        0.02%        0.04%        0.00%        0.00%


(b) Includes expenses paid indirectly.









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights (Continued)

                                                                                             August 5, 2002
                                                                                            (Commencement of
                                                            Year Ended October 31,            Offering) to
Southwest shares                                         2005         2004         2003     October 31, 2002
----------------                                       --------     --------     --------   ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..............     $ 1.00       $ 1.00       $ 1.00          $ 1.00
Income from investment operations:                     --------     --------     --------        --------
   Net investment income..........................       0.012        0.002        0.002           0.002
   Net realized and unrealized gain (loss)
      on investments..............................       0.000         --          0.000           0.000
                                                       --------     --------     --------        --------
   Total from investment operations...............       0.012        0.002        0.002           0.002
Less distributions:                                    --------     --------     --------        --------
   Dividends from net investment income...........      (0.012)      (0.002)      (0.002)         (0.002)
   Net realized gains on investments..............        --           --           --              --
                                                       --------     --------     --------        --------
   Total distributions............................      (0.012)      (0.002)      (0.002)         (0.002)
                                                       --------     --------     --------        --------
Net asset value, end of period....................     $ 1.00       $ 1.00       $ 1.00          $ 1.00
                                                       ========     ========     ========        ========
Total Return......................................       1.18%        0.19%        0.23%           0.15%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).................     $ 66,733     $ 42,836     $ 36,691        $ 19,318
Ratios to average net assets:
   Expenses, net of fees waived (b)...............       1.04%        1.03%        1.02%           1.03%(c)
   Net investment income..........................       1.20%        0.20%        0.19%           0.63%(c)
   Expenses paid indirectly.......................       0.00%        0.00%        0.00%           0.00%(c)
   Shareholder servicing and distribution fees waived    0.17%        0.17%        0.19%           0.08%(c)

(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

To The Board of Directors and Shareholders of
Daily Tax Free Income Fund, Inc.



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Daily Tax Free Income Fund, Inc. (the "Fund") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.







PricewaterhouseCoopers LLP
New York, New York
December 12, 2005









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http//www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.




















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                              Directors and Officers Information
                                                      October 31, 2005(1)
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
 Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of            Other
      and Age         Held with     and Lenth of                  During Past                    Portfolios in      Directorships
                         Fund      Time Served (3)                 5 Years                       Fund Complex          held by
                                                                                              Overseen by Director     Director
---------------------------------------------------------------------------------------------------------------------------------
Disinterested Directors:
---------------------------------------------------------------------------------------------------------------------------------
Dr. W. Giles Mellon,   Director      Since 1982     Professor Emeritus of Business            Director/Trustee of        N/A
Age 74                                              Administration in the Graduate School     eleven portfolios
                                                    School of Management, Rutgers
                                                    University with which he has
                                                    been associated with since 1966.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Robert Straniere,      Director      Since 1983     Owner, Straniere Law Firm since 1980,     Director/Trustee of     WPG Funds
Esq., Age 64                                        NYS Assemblyman from 1981 to 2004 and     eleven portfolios         Group
                                                    counsel at Fisher, Fisher & Berger
                                                    since 1995.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Dr. Yung Wong,         Director      Since 1982     Managing Director of Abacus Associates,   Director/Trustee of        N/A
Age 66                                              an investment firm, since 1996.           eleven portfolios

--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------

























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                              Directors and Officers Information
                                                      October 31, 2005(1)
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
 Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of            Other
      and Age         Held with     and Lenth of                  During Past                    Portfolios in      Directorships
                         Fund      Time Served (3)                 5 Years                       Fund Complex          held by
                                                                                              Overseen by Director     Director
---------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
---------------------------------------------------------------------------------------------------------------------------------
Steven W. Duff,        President     Since 1994     Manager and President of Reich & Tang     Director/Trustee           None
Age 51                   and                        Asset Management, LLC ("RTAM, LLC"), a    and/or Officer of
                      Director(4)                   registered Investment Advisor and         sixteen portfolios
                                                    President of the Mutual Funds Division
                                                    of RTAM, LLC.  Associated with RTAM,
                                                    LLC since 1994.  Mr. Duff is also
                                                    President and Director/Trustee of eight
                                                    other funds in the Reich & Tang Fund
                                                    Complex, Director of Pax World Money
                                                    Market Fund, Inc., Principal Executive
                                                    Officer of Delafield Fund, Inc. and
                                                    President and Chief Executive Officer
                                                    of Tax Exempt Proceeds Fund, Inc.
                                                    Mr. Duff also serves as a Director of
                                                    Reich & Tang Services, Inc. and Reich
                                                    & Tang Distributors, Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Richard De Sanctis,      Vice        Since 2005     Executive Vice President and CFO of               N/A                N/A
Age 49                 President                    RTAM LLC.  Associated with RTAM, LLC
                                                    since 1990.  Mr. De Sanctis is Vice
                       Treasurer    1994 to 2004    President of ten other funds in the
                          and                       Reich & Tang Fund Complex, Vice
                       Assistant                    President and Assistant Secretary of
                       Secretary                    Cortland Turst, Inc. and serves as
                                                    Executive Vice President and Chief
                                                    Financial Officer of Reich & Tang
                                                    Services, Inc. and Reich & Tang
                                                    Distributors, Inc.  Prior to December
                                                    2004, Mr. De Sanctis was Treasurer and
                                                    Assistant Secretary of eleven funds in
                                                    the Reich & Tang Fund Complex and Vice
                                                    President, Treasurer and Assistant
                                                    Secretary of Cortland Trust, Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Dawn Fischer             Vice        Since 1985     Managing Director of Thornburg                    N/A                N/A
Age 58                 President                    Investment Management, Inc. with which
                                                    she has been associated since 1982.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                              Directors and Officers Information
                                                      October 31, 2005(1)
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
 Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of            Other
      and Age         Held with     and Lenth of                  During Past                    Portfolios in      Directorships
                         Fund      Time Served (3)                 5 Years                       Fund Complex          held by
                                                                                              Overseen by Director     Director
---------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers (Continued):
---------------------------------------------------------------------------------------------------------------------------------
Molly Flewharty,         Vice        Since 1983     Senior Vice President of RTAM, LLC.               N/A                N/A
Age 54                 President                    Associated with RTAM, LLC since 1977.
                                                    Ms. Flewharty is also Vice President of
                                                    eleven other funds in the Reich & Tang
                                                    Fund Complex. Ms. Flewharty also serves
                                                    as Senior Vice President of Reich &
                                                    Tang Distributors, Inc.
---------------------  -----------  --------------  ---------------------------------------  ---------------------  -------------
Rosanne Holtzer,          Chief       Since 2004    Senior Vice President, Compliance                 N/A                N/A
Age 41                 Compliance                   Officer and Assistant Secretary of
                         Officer                    RTAM, LLC.  Associated with RTAM, LLC
                                                    since 1986.  Ms. Holtzer is also Chief
                        Secretary     Since 2001    Compliance Officer, Secretary and
                                                    Assistant Treasurer of eleven other
                        Assistant     Since 1998    funds in the Reich & Tang Fund Complex.
                        Treasurer                   Ms. Holtzer also serves as Senior Vice
                                                    President, Assistant Secretary &
                                                    Compliance Officer of Reich & Tang
                                                    Distributors, Inc. and Senior Vice
                                                    President, Assistant Secretary & Cheif
                                                    Compliance Officer of Reich & Tang
                                                    Services, Inc.
---------------------  -----------  --------------  ---------------------------------------  ---------------------  -------------
Michael Lydon,           Vice        Since 2005     Executive Vice President and Chief                N/A                N/A
Age 42                 President                    Operations Officer of RTAM, LLC.
                                                    Associated with RTAM, LLC since
                                                    January 2005.  Mr. Lydon was Vice
                                                    President at Automatic Data Processing
                                                    from July 2000 to December 2004.  Prior
                                                    to July 2000, Mr. Lydon was Executive
                                                    Vice President and Chief Information
                                                    Officer of RTAM, LLC.  Mr. Lydon is
                                                    also Vice President of eleven other
                                                    funds in the Reich & Tang Fund Complex.
                                                    Mr. Lydon also serves as Executive Vice
                                                    President and Chief Operations Officer
                                                    for Reich & Tang Distributors, Inc. and
                                                    Reich & Tang Services, Inc.
---------------------  -----------  --------------  ---------------------------------------  ---------------------  -------------








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                              Directors and Officers Information
                                                      October 31, 2005(1)
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
 Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of            Other
      and Age         Held with     and Lenth of                  During Past                    Portfolios in      Directorships
                         Fund      Time Served (3)                 5 Years                       Fund Complex          held by
                                                                                              Overseen by Director     Director
---------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers (Continued):
---------------------------------------------------------------------------------------------------------------------------------
Dana E. Messina,         Vice        Since 1982     Executive Vice President of RTAM, LLC.            N/A                N/A
Age 49                 President                    Associated with RTAM, LLC since 1980.
                                                    Ms. Messina is also Vice President of
                                                    eight other funds in the Reich & Tang
                                                    Fund Complex.  Ms. Messina also serves
                                                    as Executive Vice President of Reich &
                                                    Tang Distributors, Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Anthony Pace           Treasurer     Since 2004     Vice President of RTAM, LLC since                 N/A                N/A
Age 39                    and                       September 2004.  Mr. Pace was a
                       Assistant                    Director of a Client Service Group at
                       Secretary                    GlobeOp Financial Services, Inc. from
                                                    May 2002 to August 2004 and Controller/
                                                    Director of Mutual Fund Administration
                                                    for Smith Barney Funds Management LLC
                                                    and Salomon Brothers Asset Management
                                                    Inc. from 1998 to May 2002.  Mr. Pace is
                                                    also Treasurer and Assistant Secretary
                                                    of eleven other funds in the Reich &
                                                    Tang Fund Complex.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------

(1)The Statement of Additional Information includes additional information about Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at
(800) 433-1918.

(2)The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3)Each  Director will hold office for an indefinite  term until the earliest of
(i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or
(ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.

(4)Steven W. Duff is deemed an interested person of the Fund due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------


Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020

       DAILY
       TAX FREE
       INCOME
       FUND, INC.






                                         Annual Report
                                        October 31, 2005


ITEM 2: CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES


                                    FYE 10/31/2005                     FYE 10/31/2004

4(a)     Audit Fees                 $35,000                               $34,000
4(b)     Audit Related Fees         $     0                               $     0
4(c)     Tax Fees                   $ 3,465                               $ 3,150
4(d)     All Other Fees             $     0                               $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $3,465 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended October 31, 2005. $3,150 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended October 31, 2004.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:  SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated  issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Daily Tax Free Income Fund, Inc.

 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary
Date: January 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President
Date: January 5, 2006

By (Signature and Title)*           /s/ Anthony Pace
                                    -----------------
                                    Anthony Pace, Treasurer
Date: January 5, 2006

* Print the name and title of each signing officer under his or her signature.